Additional Information Required by the Argentine Central Bank (Tables)	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Summary of Restricted Assets
a)    Cash and Government Securities

	12.31.23	12.31.22
For transactions in ROFEX, MAE and BYMA	145,554,111	326,703,680
For appraisals from repo transactions	5,278,492	—
For debit / credit cards transactions	44,088,917	48,542,755
For attachments	20,874	62,831
Liquid offsetting entry required to operate as CNV agent	1,524,557	1,017,484
For contribution to M.A.E.’ s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	—	6,905
Guarantees for the Regional Economies Competitiveness Program	273,479	544,887
For other transactions (includes guarantees linked to rental contracts)	373,201	254,267
For forward purchases of repurchase transactions	47,506,425	—
For surety guarantees	342,400,067	—
b)    Special Guarantees Accounts
Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.23	12.31.22
Escrow Accounts	191,683,567	251,249,411
c)    Deposits in favor of the Argentine Central Bank

	12.31.23	12.31.22
Unavailable deposits due to exchange transactions	—	3,346
d)    Equity Investments
The account “Equity Investments” includes 1,222,406 non-transferable non-endorsable registered ordinary shares in Electrigal S.A., the transfer of which is subject to approval by the national authorities, according to the terms of the previously executed concession contract.
e)    Contributions to Risk Fund
Banco de Galicia y Buenos Aires S.A.U., in its capacity as sponsoring partner in Garantizar S.G.R. Risk Fund, Don Mario S.G.R. and Móvil S.G.R., is committed to maintaining the contributions made to them for two (2) years.

	12.31.23	12.31.22
Fondo de Riesgo Garantizar SGR	6,617,957	7,058,822
Don Mario SGR	1,612,648	3,138,716
Movil SGR	2,217,390	627,743
Potenciar S.G.R.	2,415,651	—
Bind Garantías S.G.R.	100,790	—
INVIU S.A.U.

	12.31.23	12.31.22
Liquid offsetting entry required to operate as CNV agents	616,981	377,688
Guarantees linked to surety bonds	1,399,873	397,569
Surety	13,705	—
Tarjeta Naranja S.A.U.

	12.31.23	12.31.22
Attachments arising from judicial cases	1,246	1,089,913
Guarantees linked to rental contracts	16,006	53,490
Galicia Asset Management S.A.U.

	12.31.23	12.31.22
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV(*)	527,781	618,026

(*)	As of December 31, 2023, it corresponds to 6,000,000 shares of Fima Capital Plus “C” Mutual Fund.
Galicia Securities S.A.U.

	12.31.23	12.31.22
For transactions in the market	399,687	1,302,362
Liquid offsetting entry required to operate as CNV agents	300,646	375,156
Guarantees linked to surety bonds	23,468,674	2,242,167
Naranja Digital Compañía Financiera S.A.U.

	12.31.23	12.31.22
Escrow Accounts	9,821,281	3,502,468
The total amount of restricted assets for the reasons stated above in the aforementioned controlled companies, as of the indicated dates, is as follows:

	12.31.23	12.31.22
Total Restricted Assets	828,234,006	649,169,686

Summary of Trust Activities
a)    Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Date of Contract	Trustor	Balances of Trust Funds	Maturity (*)
11.23.11	Exxon Mobil	191,262	04.19.25
09.12.14	Coop. de Trab. Portuarios	14,302	09.12.24
04.26.22	Fondo Anticiclico Agroalim	130,473	06.30.24
03.08.23	Fondo Fiduciario Aceitero	15,872	06.30.24
Total		351,909
____________________

(1)	These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.
b)    Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	GAS I	1,271,939	12.31.24
05.14.09	GAS II	35,249,895	12.31.24
06.08.11	MILA III	167,600	12.31.24
09.01.11	MILA IV	18,979	12.31.24
Total		36,708,413

(*)	Estimated date since maturity date shall occur at the time of the distribution of all of trust assets.

Summary of Balances of the Mutual Funds
The balances of the Mutual Funds as of the indicated dates are detailed as follows:

Mutual Fund	12.31.23	12.31.22
FIMA Acciones	57,197,137	23,937,469
FIMA P.B. Acciones	32,872,983	16,211,184
FIMA Renta en pesos	163,541,767	119,721,324
FIMA Ahorro pesos	119,958,286	178,180,890
FIMA Renta Plus	111,507,466	52,130,468
FIMA Premium	5,806,470,155	3,912,476,619
FIMA Ahorro Plus	201,446,287	324,787,140
FIMA Capital Plus	452,214,412	202,089,456
FIMA Abierto PyMES	13,703,353	9,026,121
FIMA Mix I	37,518,517	16,987,256
FIMA Mix II	8,491,227	—
FIMA Renta Fija Internacional	9,588,923	7,158,853
FIMA Sustentable ASG	7,378,383	—
FIMA Acciones Latinoamericanas Dólares(*)	1,069,253	693,751
Total	7,022,958,149	4,863,400,531
____________________

(*)	Stated at the reference exchange rate of the US$ set by the Argentine Central Bank. See Note 1.6.(b).

Summary of Compliance with Minimum Cash Requirements
As of December 31, 2023, the balances recorded as computable items are as follows:

	Currency
Item	Ps.	US$	Euros(*)
Checking Accounts held in Argentine Central Bank	58,425,958	1,553,294	56
Escrow Accounts held in Argentine Central Bank	88,392,515	8,472	—
National Treasury Bonds in Argentine Pesos computable for minimum cash	234,261,105	—	—
Government Securities	502,453,446	—	—
Total for integration Minimum Cash	883,533,024	1,561,766	56
____________________

(*)	Stated in thousands of US$.

Schedule of Plan for Distribution of Profit
Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

12.31.23
Share Capital	1,474,692
Additional paid in Capital	17,281,187
Adjustments to shareholders´ equity	1,463,420,048
Legal reserve	48,761,444
Distributable reserves	1,854,460,825
Non distributable reserves	4,445,497
Profit for the year	677,803,627
Total Shareholder’s equity under the rules of the Argentine Central Bank	4,067,647,320

Summary of Percentage of Women in the Group
As of December 31, 2023, the percentage (%) of women in the Group is as follows:

Conformation of women in the Group	Total	Women	% of women
Regular and Alternate Directors (1)	15	2	13%
Regular and Alternate Trustees (2)	6	1	17%
General, area and department Managers	97	21	22%
Rest of collaborators	9,338	4,780	51%
Total	9,456	4,804	51%
(1) It corresponds to the Board of Directors of Grupo Financiero Galicia S.A.
(2) It corresponds to the Supervisory Committee of Grupo Financiero Galicia S.A.